Cash and cash equivalents Cash and cash equivalents	9 Months Ended
Sep. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Cash and cash equivalents
Cash and cash equivalents includes $30.0 million and $10.1 million of short-term deposits with original maturities of less than three months, at September 30, 2019 and December 31, 2018, respectively.